June 5, 2003


VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject: Nationwide VLI Separate Account-4
         Nationwide Life Insurance Company
         SEC File No. 333-94037
         CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-4 (the "Separate Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 9 to the Registration Statement for the Company and the Separate Account which became effective June 2, 2003.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael R. Moser

Michael R. Moser
Variable Products Securities Counsel

cc:  file